Other Income	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
OTHER INCOME

20.	OTHER INCOME

	For the years ended December 31,
	2018	2017	2016
Gain on settlement of payables (a)	$18,736	$125,312	$-
Government subsidy	-	17,394	-
Exchange gain	5,964	-	68,436
Others	8	3,917	-
Total other income	$24,708	$146,623	$68,436

(a)	In 2014, the Company entered into a Morpheus software licence agreement with a third-party service provider for a total consideration of $200,000. The service has been provided and charged as selling expenses in 2016. As of December 31, 2016, an amount of $125,000 remained unpaid. In 2017, the service provider has agreed to waive its entitlement to the remaining balance and the accrued amount was written back as other income.